Shareholder Report, Average Annual Return (Details)		12 Months Ended	47 Months Ended
		Oct. 31, 2025	Oct. 31, 2025
C000230952
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares
C000230950
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares
C000230947
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Bond Fund, Institutional Class Shares
C000230946
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Bond Fund, Investor Class Shares
C000230949
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares
C000230948
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares
C000230953
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Equity Index Fund, Institutional Class Shares
C000230951
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares
C000230966
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares
C000230965
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares
C000230954
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments International Equity Fund, Institutional Class Shares
C000230955
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments International Equity Fund, Investor Class Shares
C000230956
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares
C000230958
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares
C000230957
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares
C000230959
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares
C000230960
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares
C000230961
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares
C000230962
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares
C000230963
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares
C000230964
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares
Without Sales Load [Member] | C000230952
Average Annual Return [Line Items]
Average Annual Return, Percent		4.34%	3.85%
Without Sales Load [Member] | C000230950
Average Annual Return [Line Items]
Average Annual Return, Percent		5.31%	2.81%
Without Sales Load [Member] | C000230947
Average Annual Return [Line Items]
Average Annual Return, Percent		5.92%	(0.04%)
Without Sales Load [Member] | C000230946
Average Annual Return [Line Items]
Average Annual Return, Percent		5.76%	(0.19%)
Without Sales Load [Member] | C000230949
Average Annual Return [Line Items]
Average Annual Return, Percent		5.75%	2.45%
Without Sales Load [Member] | C000230948
Average Annual Return [Line Items]
Average Annual Return, Percent		5.58%	2.30%
Without Sales Load [Member] | C000230953
Average Annual Return [Line Items]
Average Annual Return, Percent		21.59%	12.20%
Without Sales Load [Member] | C000230951
Average Annual Return [Line Items]
Average Annual Return, Percent		5.45%	3.18%
Without Sales Load [Member] | C000230966
Average Annual Return [Line Items]
Average Annual Return, Percent		18.35%	8.84%
Without Sales Load [Member] | C000230965
Average Annual Return [Line Items]
Average Annual Return, Percent		18.17%	8.68%
Without Sales Load [Member] | C000230954
Average Annual Return [Line Items]
Average Annual Return, Percent		21.58%	7.04%
Without Sales Load [Member] | C000230955
Average Annual Return [Line Items]
Average Annual Return, Percent		21.39%	6.90%
Without Sales Load [Member] | C000230956
Average Annual Return [Line Items]
Average Annual Return, Percent		21.73%	6.44%
Without Sales Load [Member] | C000230958
Average Annual Return [Line Items]
Average Annual Return, Percent		11.80%	5.04%
Without Sales Load [Member] | C000230957
Average Annual Return [Line Items]
Average Annual Return, Percent		11.64%	4.88%
Without Sales Load [Member] | C000230959
Average Annual Return [Line Items]
Average Annual Return, Percent		13.64%	5.87%
Without Sales Load [Member] | C000230960
Average Annual Return [Line Items]
Average Annual Return, Percent		13.47%	5.72%
Without Sales Load [Member] | C000230961
Average Annual Return [Line Items]
Average Annual Return, Percent		14.21%	6.58%
Without Sales Load [Member] | C000230962
Average Annual Return [Line Items]
Average Annual Return, Percent		14.03%	6.42%
Without Sales Load [Member] | C000230963
Average Annual Return [Line Items]
Average Annual Return, Percent		15.79%	7.35%
Without Sales Load [Member] | C000230964
Average Annual Return [Line Items]
Average Annual Return, Percent		15.59%	7.19%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.34%)
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.34%)
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.34%)
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.34%)
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.34%)
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.34%)
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%	12.71%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		20.81%	11.75%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		21.14%	12.14%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		21.14%	12.14%
MSCI ACWI ex-USA Index (USD) (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	MSCI ACWI ex-USA Index (USD) (Gross)
Average Annual Return, Percent		25.62%	8.81%
MSCI ACWI ex-USA Index (USD) (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	MSCI ACWI ex-USA Index (USD) (Gross)
Average Annual Return, Percent		25.62%	8.81%
MSCI ACWI ex-USA IMI (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13],[14],[15]	MSCI ACWI ex-USA IMI (USD) (TR)
Average Annual Return, Percent		25.30%	8.48%
MSCI ACWI Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[16],[17]	MSCI ACWI Index (USD) (TR)
Average Annual Return, Percent		23.19%	11.07%
MSCI ACWI Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[18],[19]	MSCI ACWI Index (USD) (TR)
Average Annual Return, Percent		23.19%	11.07%
MSCI ACWI Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[20],[21]	MSCI ACWI Index (USD) (TR)
Average Annual Return, Percent		23.19%	11.07%
MSCI ACWI Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[22],[23]	MSCI ACWI Index (USD) (TR)
Average Annual Return, Percent		23.19%	11.07%
MSCI ACWI Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[24],[25]	MSCI ACWI Index (USD) (TR)
Average Annual Return, Percent		23.19%	11.07%
MSCI ACWI Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[26],[27]	MSCI ACWI Index (USD) (TR)
Average Annual Return, Percent		23.19%	11.07%
MSCI ACWI Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[28],[29]	MSCI ACWI Index (USD) (TR)
Average Annual Return, Percent		23.19%	11.07%
MSCI ACWI Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[30],[31]	MSCI ACWI Index (USD) (TR)
Average Annual Return, Percent		23.19%	11.07%
Bloomberg 1-3 Month US Treasury Bill Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg 1-3 Month US Treasury Bill Index (USD) (TR)
Average Annual Return, Percent		4.44%	3.98%
Bloomberg 1-3 Month US Treasury Bill Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg 1-3 Month US Treasury Bill Index (USD) (TR)
Average Annual Return, Percent		4.44%	3.98%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Average Annual Return, Percent		5.61%	2.02%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Average Annual Return, Percent		5.61%	2.02%
S&P SmallCap 600 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Index (USD)
Average Annual Return, Percent		5.51%	3.50%
MSCI ACWI ex-USA Small Cap (USD) (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	MSCI ACWI ex-USA Small Cap (USD) (Gross)
Average Annual Return, Percent		23.19%	6.46%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.34%)
Custom Hybrid
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[32]	Custom Hybrid
Average Annual Return, Percent		13.24%	4.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.34%)
Custom Hybrid
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[33]	Custom Hybrid
Average Annual Return, Percent		13.24%	4.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[21]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.34%)
Custom Hybrid
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[34]	Custom Hybrid
Average Annual Return, Percent		15.65%	6.56%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[23]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.34%)
Custom Hybrid
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[35]	Custom Hybrid
Average Annual Return, Percent		15.65%	6.56%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[25]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.34%)
Custom Hybrid
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[36]	Custom Hybrid
Average Annual Return, Percent		15.65%	6.56%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[27]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.34%)
Custom Hybrid
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[37]	Custom Hybrid
Average Annual Return, Percent		15.65%	6.56%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[29]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.34%)
Custom Hybrid
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[38]	Custom Hybrid
Average Annual Return, Percent		18.07%	8.27%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[31]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.34%)
Custom Hybrid
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[39]	Custom Hybrid
Average Annual Return, Percent		18.07%	8.27%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	ACWI – All Country World Index
[12]	ACWI – All Country World Index
[13]	ACWI – All Country World Index
[14]	IMI - Investable Market Index
[15]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[16]	ACWI – All Country World Index
[17]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[18]	ACWI – All Country World Index
[19]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[20]	ACWI – All Country World Index
[21]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[22]	ACWI – All Country World Index
[23]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[24]	ACWI – All Country World Index
[25]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[26]	ACWI – All Country World Index
[27]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[28]	ACWI – All Country World Index
[29]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[30]	ACWI – All Country World Index
[31]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[32]	The Custom Benchmark is a blended benchmark composed of 55% of the Bloomberg U.S. Aggregate Bond Index, 33.75% of the Russell 3000® Index, and 11.25% of the MSCI ACWI ex-US Index.
[33]	The Custom Benchmark is a blended benchmark composed of 55% of the Bloomberg U.S. Aggregate Bond Index, 33.75% of the Russell 3000® Index, and 11.25% of the MSCI ACWI ex-US Index.
[34]	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.
[35]	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.
[36]	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.
[37]	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.
[38]	The Custom Benchmark is a blended benchmark composed of 25% of the Bloomberg U.S. Aggregate Bond Index, 56.25% of the Russell 3000® Index, and 18.75% of the MSCI ACWI ex-US Index.
[39]	The Custom Benchmark is a blended benchmark composed of 25% of the Bloomberg U.S. Aggregate Bond Index, 56.25% of the Russell 3000® Index, and 18.75% of the MSCI ACWI ex-US Index.